Decommissioning liability	12 Months Ended
Dec. 31, 2021
Decommissioning liability
Decommissioning liability
11	Decommissioning liability

	December 31,	December 31,
	2021	2020
	$	$

Balance, beginning of year	22,467	16,894

Liabilities settled during the year	(799)	(405)
Interest cost	478	551
Revisions and new estimated cash flows	(3,994)	5,427
Balance, end of year	18,152	22,467

Less: current portion	1,012	1,260
Long-term decommissioning liability	17,140	21,207

The Company’s decommissioning liability represents the present value of estimated costs for required future decommissioning and other site restoration activities. The majority of the decommissioning and site restoration expenditures occur at the end of each operation’s life. During 2021 and 2020, the decommissioning liability was calculated based on the following key assumptions:

	2021		2020
	Mexico	Peru	Mexico	Peru
Estimated undiscounted cash flows ($)	1,261	19,984	1,182	24,297
Discount rate (%)	7.8	7.0	5.6	4.1
Settlement period (years)	3	5-11	4	3-14
Inflation (%)	4.0	2.5	4.0	2.0